Document And Entity Information	12 Months Ended
Mar. 31, 2021 shares
Document Information [Line Items]
Entity Registrant Name	Burcon NutraScience Corporation
Entity Central Index Key	0001158399
Document Type	40-F
Document Period End Date	Mar. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--03-31
Amendment Flag	false
Document Registration Statement	false
Entity Address, Address Line One	1946 West Broadway
Entity Address, State or Province	BC
Entity Address, City or Town	Vancouver
Entity Address, Postal Zip Code	V6J 1Z2
Entity Current Reporting Status	Yes
Entity File Number	0-0000
Document Annual Report	true
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Interactive Data Current	Yes
Entity Incorporation, State or Country Code	Z4
Entity Common Stock, Shares Outstanding	108,431,377
Entity Ex Transition Period	false
Entity Emerging Growth Company	true
Security Exchange Name	NASDAQ
Trading Symbol	BRCN
Title of 12(b) Security	Common Shares
Local Phone Number	733-0896
City Area Code	604
ICFR Auditor Attestation Flag	false
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	DL Services Inc.
Entity Address, Address Line One	701 5
Entity Address, Address Line Two	Avenue Suite 6100
Entity Address, State or Province	WA
Entity Address, City or Town	Seattle
Entity Address, Postal Zip Code	98104
Local Phone Number	903-8800
City Area Code	206